Subsequent events (Details Narrative) - Exascale Labs Inc [Member] - USD ($) $ in Millions		1 Months Ended	3 Months Ended	12 Months Ended
	Jul. 15, 2026	Aug. 27, 2026	Sep. 28, 2026	Jun. 30, 2026	Jul. 16, 2026
Subsequent Event [Line Items]
Proceeds from safes				$ 11.8
Closing date description		The Company’s former securityholders received an aggregate of 19,354,261 PubCo Class A common stock and 30,645,739 PubCo Class B common stock, representing aggregate merger consideration of $500.0 million based on a deemed value of $10.00 per share. The Class B common stock have 20 votes per share, while the Class A common stock have one vote per share.
Subsequent Event [Member]
Subsequent Event [Line Items]
Proceeds from safes			$ 1.0
Principal amount					$ 1.5
Closing date description		Company’s former securityholders received an aggregate of 19,354,261 shares of PubCo Class A common stock and 30,645,739 shares of PubCo Class B Common stock, representing aggregate merger consideration of $500.0 million based on a deemed value of $10.00 per share. The Class B Common stock have 20 votes per share, while the Class A common stock have one vote per share.
Compute service agreement description	Company entered into a Compute Service Agreement with a third party to secure GPU compute capacity of approximately 4,000 PFLOPS (FP16) over a three-year term, for total contracted service fees of approximately $71 million. As of the date of this report, service delivery under the agreement has not commenced and no payment obligations have arisen.